EATON VANCE GREATER CHINA GROWTH FUND
Supplement to
Statement of Additional Information
dated January 1, 2017 as revised May 1, 2017

As of October 1, 2017, all references herein to Lloyd George Management are removed and replaced with LGM Investments Limited.

September 15, 2017